Stock Incentive Plans - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015 USD ($) shares	Oct. 03, 2014 USD ($)	Oct. 02, 2015 USD ($) plan $ / shares shares	Oct. 03, 2014 USD ($) $ / shares	Apr. 03, 2015 USD ($) plan $ / shares shares	Mar. 28, 2014 USD ($) $ / shares	Mar. 29, 2013 USD ($) $ / shares
Computer Sciences GS Business
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of incentive plans within the employee or nonemployee plan | plan			2		2
Number of common shares available for grant at period end | shares					15,959,036
Stock-based compensation	$ 4,908	$ 3,856	$ 4,109	$ 8,560	$ 17,618	$ 17,669	$ 10,194
Intrinsic value of options exercised			1,896	7,346
Cash received from stock option exercised			3,095	18,662
Unrecognized stock-based compensation costs	4,939		$ 4,939
Unrecognized stock-based compensation costs, weighted average period for recognition (in years)			2 years 1 month 17 days
Computer Sciences GS Business | CSC Corporate and Non-Employee Director Grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	2,389	$ 2,351	$ 2,984	$ 4,428	$ 9,496	9,411	$ 5,154
Computer Sciences GS Business | Performance-based Restricted Stock Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation						$ 7,475
Vesting period - minimum (in years)					3 years
Computer Sciences GS Business | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 19.59	$ 18.15	$ 18.13	$ 12.74	$ 6.96
Tax benefit realized from stock option exercises			$ 1,805	$ 3,760	$ 5,598	$ 3,863	$ 750
Intrinsic value of options exercised					11,015	8,736	1,150
Fair value of options vested in period					933	1,307	1,315
Cash received from stock option exercised					27,317	$ 35,285	$ 8,652
Unrecognized stock-based compensation costs					$ 3,610
Unrecognized stock-based compensation costs, weighted average period for recognition (in years)					1 year 8 months 19 days
Computer Sciences GS Business | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation costs	8,877		$ 8,877		$ 7,826
Unrecognized stock-based compensation costs, weighted average period for recognition (in years)			2 years 22 days		1 year 8 months 5 days
Issue price of award (in dollars per share) | $ / shares					$ 0
Computer Sciences GS Business | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - minimum (in years)					3 years
Computer Sciences GS Business | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - minimum (in years)					5 years
Computer Sciences GS Business | Estimated Rate of Forfeitures For Stock Based Compensation Plans | Employee Severance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 1,052
Computer Sciences Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available for grant at period end | shares	13,516,470		13,516,470
Contingent Accelerated Vesting | Computer Sciences GS Business | Performance-based Restricted Stock Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights (percentage)					25.00%